Pension Plans (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Investment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset	$ 314	$ 278
Liability for pension benefits	284	136
Percentage matching contributions other than for former HRH employees			75.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	15	15	$ 10
US Pension Benefits
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset	0	0
Liability for pension benefits	$ 245	$ 107
Expected return on plan assets	7.30%	7.30%
Number of funds invested in assets | Investment	18
Expected contribution to defined pension plan for the full year 2012	$ 10
Accumulated other comprehensive income (loss) net actuarial	399	$ 233
Accumulated benefit obligation	$ 1,051	864
US Pension Benefits | US and foreign equities [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets	11.00%
Defined benefit plan broad target allocation percentage of assets	50.00%
US Pension Benefits | Debt securities
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets	3.60%
Defined benefit plan broad target allocation percentage of assets	50.00%
UK Pension Benefits
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset	$ 314	276
Liability for pension benefits	$ 0	$ 0
Expected return on plan assets	7.00%	7.30%
Number of portfolios in which plan's assets divided | Investment	13
Number of managers managing plan's assets portfolios	10
Defined benefit plan estimated employer contributions including exceptional contributions in next fiscal year	$ 96
Defined Benefit Contributions salary sacrifice next fiscal year	10
Accumulated other comprehensive income (loss) net actuarial	809	$ 815
Accumulated benefit obligation	3,017	2,701
Curtailment gain	$ (2)
UK Pension Benefits | UK and foreign equities [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets	8.86%
Defined benefit plan broad target allocation percentage of assets	36.50%
UK Pension Benefits | Real estate [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets	6.53%
Defined benefit plan broad target allocation percentage of assets	5.00%
UK Pension Benefits | Debt securities
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets	4.38%
Defined benefit plan broad target allocation percentage of assets	44.00%
UK Pension Benefits | Hedge funds
Defined Benefit Plan Disclosure (Textual) [Abstract]
Expected return on plan assets	8.38%
Defined benefit plan broad target allocation percentage of assets	15.00%
International Pension Benefits [Member]
Defined Benefit Plan Disclosure (Textual) [Abstract]
Pension benefits asset	$ 0	2
Liability for pension benefits	39	29
Expected contribution to defined pension plan for the full year 2012	10
Net pension benefit liability	39	27
Accumulated other comprehensive income (loss) net actuarial	(42)	(27)
Accumulated benefit obligation	203	$ 191
Estimated net loss for the international defined benefit plans amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year	$ 1